Schedule of Computation of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Net loss	$ 2,165		$ 2,057		$ 3,938		$ 5,380		$ 8,995		$ 13,945		$ 24,221
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders - basic	640,243,933	[1]	463,508,519	[1]	639,483,242	[1]	459,829,621	[1]	510,227,715	[2]	359,048,638	[2]	234,998,859	[2]
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders - diluted	640,243,933	[1]	463,508,519	[1]	639,483,242	[1]	459,829,621	[1]	510,227,715	[2]	359,048,638	[2]	234,998,859	[2]
Net loss per share attributable to ordinary shareholders, basic	$ 0.003	[1]	$ 0.004	[1]	$ 0.006	[1]	$ 0.012	[1]	$ 0.018		$ 0.039		$ 0.103
Net loss per share attributable to ordinary shareholders, diluted	$ 0.003	[1]	$ 0.004	[1]	$ 0.006	[1]	$ 0.012	[1]	$ 0.018		$ 0.039		$ 0.103

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares
[2]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.